FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2009

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:   Manager
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                New York, New York          May 15, 2009
---------------------------      ------------------------   --------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   41
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Form 13F Information Table Value Total:   $ 205,680 (thousands)
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List of Other Included Managers:   None






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                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                COM          032511107      37,215       956,926  SH        Sole                  956,926
ASSOCIATED BANC CORP              COM          045487105         439        28,408  SH        Sole                   28,408
BEACON FED BANCORP INC            COM          073582108       3,670       454,150  SH        Sole                  454,150
BIOGEN IDEC INC                   COM          09062X103       9,946       189,740  SH        Sole                  189,740
BRINKS HOME SEC HLDGS INC         COM          109699108      10,524       465,660  SH        Sole                  465,660
CARDINAL HEALTH INC               COM          14149Y108         472        15,000  SH        Sole                   15,000
CELESTICA INC                     SUB VTG      15101Q108         169        47,424  SH        Sole                   47,424
                                  SHS
CIENA CORP                        COM NEW      171779309         206        26,516  SH        Sole                   26,516
COLONIAL BANKSHARES INC           COM          195572102       1,159       191,548  SH        Sole                  191,548
CONEXANT SYSTEMS INC              COM NEW      207142308          25        37,782  SH        Sole                   37,782
DEUTSCHE TELEKOM AG               COM          251566105       1,086        87,912  SH        Sole                   87,912
ELECTRONIC ARTS INC               COM          285512109       1,455        80,000  SH        Sole                   80,000
ERIE INDTY CO                     CL A         29530P102      41,463     1,213,089  SH        Sole                1,213,089
EXPEDIA INC DEL                   COM          30212P105         343        37,788  SH        Sole                   37,788
FIFTH THIRD BANCORP               COM          316773100         128        43,852  SH        Sole                   43,852
FIRST CTZNS BANCSHARES INC N      CL A         31946M103         847         6,423  SH        Sole                    6,423
FIRST FINANCIAL NORTHWEST IN      COM          32022K102       8,786     1,053,450  SH        Sole                1,053,450
FORESTAR GROUP INC                COM          346233109       8,033     1,050,110  SH        Sole                1,050,110
GENERAL ELECTRIC CO               COM          369604103         996        98,520  SH        Sole                   98,520
GREAT PLAINS ENERGY INC           COM          391164100      22,899     1,700,000  SH        Sole                1,700,000
HCP INC                           COM          40414L109       4,018       225,100  SH        Sole                  225,100
HERITAGE FINL GROUP               COM          42725U109       2,778       348,786  SH        Sole                  348,786
IAC INTERACTIVECORP               COM PAR      44919P508         288        18,894  SH        Sole                   18,894
                                  $.001
JOHN BEAN TECHNOLOGIES CORP       COM          477839104       9,140       873,825  SH        Sole                  873,825
JPMORGAN CHASE & CO               COM          46625H100         797        30,000  SH        Sole                   30,000
KRAFT FOODS INC                   CL A         50075N104       5,152       231,125  SH        Sole                  231,125
MATHEWS INTL CORP                 CL A         577128101         830        28,800  SH        Sole                   28,800
NORTHEAST UTILS                   COM          664397106       2,159       100,000  SH        Sole                  100,000




NORTHWEST BANCORP INC PA          COM          667328108       2,556       151,234  SH        Sole                  151,234
PATHFINDER BANCORP INC            COM          70320A103         154        32,000  SH        Sole                   32,000
PROLOGIS                          SH BEN INT   743410102         390        60,000  SH        Sole                   60,000
RIVER VY BANCORP                  COM          768475105         493        44,732  SH        Sole                   44,732
ROYAL CARIBBEAN CRUISES LTD       COM          V7780T103       2,052       256,230  SH        Sole                  256,230
SANMINA SCI CORP                  COM          800907107         102       334,783  SH        Sole                  334,783
SCRIPPS E W CO OHIO               CL A NEW     811054402         683       505,988  SH        Sole                  505,988
SYMANTEC CORP                     COM          871503108         285        19,065  SH        Sole                   19,065
TEXAS INSTRS INC                  COM          882508104         311        18,850  SH        Sole                   18,850
TRIPLE-S MGMT CORP                CL B         896749108       9,626       781,366  SH        Sole                  781,366
UNITED CMNTY BANCORP              COM          90984H103       1,135       189,189  SH        Sole                  189,189
WAYNE SVGS BANCSHARES INC NE      COM          94624Q101         955       154,720  SH        Sole                  154,720
WILEY JOHN & SONS INC             CL A         968223206      11,915       400,093  SH        Sole                  400,093